UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

Aspiration Funds
 (Exact name of registrant as specified in charter)

4640 Admiralty Way
Marina Del Rey, CA 90292
(Address of principal executive offices)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

With a copy to:
Mark Perlow
 Dechert LLP
One Bush Street, Suite 1600
 San Francisco, CA 94104

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS

Aspiration Redwood Fund

Schedule of Investments
(Unaudited)

As of December 31, 2016
		Shares	Value (Note 1)

COMMON STOCKS - 95.32%

Consumer Discretionary - 18.14%
	Delphi Automotive PLC	4,677	$314,996
	Ford Motor Co.	28,984	351,576
	Newell Brands, Inc.	7,820	349,163
	The Walt Disney Co.	3,424	356,849
			1,372,584
Consumer Staples - 4.76%
	The Kroger Co.	10,430	359,939
			359,939
Financials - 13.13%
	American Express Co.	4,715	349,287
	Lincoln National Corp.	4,485	297,221
	The Allstate Corp.	4,690	347,623
			994,131
Health Care - 26.65%
*	Allergan PLC	1,539	323,205
*	Biogen, Inc.	1,100	311,938
	Cigna Corp.	2,491	332,275
	Eli Lilly & Co.	4,902	360,542
*	Laboratory Corp of America Holdings	2,385	306,186
*	TG Therapeutics, Inc.	4,020	18,693
	UnitedHealth Group, Inc.	2,275	364,091
			2,016,930
Industrials - 4.41%
	Caterpillar, Inc.	3,599	333,771
			333,771
Information Technology - 28.23%
*	Integrated Device Technology, Inc.	8,294	195,407
	Marvell Technology Group Ltd.	17,836	247,385
	Maxim Integrated Products, Inc.	7,464	287,886
*	Micron Technology, Inc.	10,479	229,700
*	ON Semiconductor Corp.	11,681	149,050
*	PTC, Inc.	4,433	205,115
	Visa, Inc.	3,897	304,044
	Western Digital Corp.	3,983	270,645
	Xilinx, Inc.	4,103	247,698
			2,136,930

	Total Common Stocks (Cost $6,950,562)		7,214,285

			(Continued)

Aspiration Redwood Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2016
		Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 4.85%
§	Fidelity Institutional Money Market Funds - Treasury Portfolio, 0.20%	366,752	$366,752

Total Short-Term Investment (Cost $366,752)			366,752

Total Value of Investments (Cost $7,317,314) - 100.17%			$7,581,037

Liabilities in Excess of Other Assets - (0.17)%			(12,562)

Net Assets - 100%			$7,568,475

* Non-income producing investment
§ Represents 7 day effective yield

The following acronym is used in this portfolio:
PLC - Public Limited Company

Summary of Investments
by Sector	% of Net
	Assets	Value
Consumer Discretionary	18.14%	$1,372,584
Consumer Staples	4.76%	359,939
Financials	13.13%	994,131
Health Care	26.65%	2,016,930
Industrials	4.41%	333,771
Information Technology	28.23%	2,136,930
Short-Term Investment	4.85%	366,752
Liabilities in Excess of Other Assets	-0.17%	(12,562)
Total	100.00%	$7,568,475

Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$387,534
Aggregate gross unrealized depreciation			(123,811)

Net unrealized appreciation			$263,723

			(Continued)

Aspiration Redwood Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2016

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$7,214,285	$7,214,285	$-	$-
Short-Term Investment	366,752	366,752	-	-
Total	$7,581,037	$7,581,037	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Aspiration Funds
By: (Signature and Title)	/s/ Andrei Cherny
Date: February 27, 2017	Andrei Cherny President and Principal Executive Officer Aspiration Redwood Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Andrei Cherny
Date: February 27, 2017	Andrei Cherny President and Principal Executive Officer Aspiration Redwood Fund

By: (Signature and Title)	/s/ Ashley E. Harris ___
Date: February 15, 2017	Ashley E. Harris Treasurer and Principal Financial Officer Aspiration Redwood Fund